Note 4 - Securities (Details Textual) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Statement Line Items [Line Items]
Investments in Securities	$ 133,005	$ 167,940	$ 49,847
Government of Canada Treasury Bills and a U.S. Government Treasury Bill [member]
Statement Line Items [Line Items]
Investments in Securities	133,000	$ 167,900
Zero-coupon Bank of Canada treasury bills [member]
Statement Line Items [Line Items]
Cash payment to acquire securities	130,000
Notional amount	$ 130,000
Financial assets, interest rate	4.93%
Government of Canada Bond Maturing May 2025 [Member]
Statement Line Items [Line Items]
Cash payment to acquire securities	$ 3,000
Notional amount	$ 3,000
Financial assets, interest rate	4.76%
Financial assets, coupon rate	3.75%